OPERATING LEASES	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES

The minimum contractual future rentals under non-cancellable leases represent revenues to be recognized on a straight line basis for each of the following periods, as of September 30, 2019:

Year ending December 31, (in thousands of $)
2019(1)	67,841
2020	221,311
2021	213,199
2022	213,199
2023 and thereafter	267,885
Total	983,435
(1) For the three months ending December 31, 2019.

Minimum lease rentals under non-cancellable leases are calculated based on contractual future revenue expected to be recognized on a straight-line basis over the lease term with certain assumptions such as those relating to expected off-hire days.

PT Nusantara Regas (“PTNR”) has the right to purchase the NR Satu at any time after the first anniversary of the commencement date of its charter at a price that must be agreed upon between us and PTNR. We have assumed that this option will not be exercised. Accordingly, the minimum lease rentals set out above include revenues arising within the option period.

The Hashemite Kingdom of Jordan (“Jordan”) has the option, for a termination fee, to terminate the charter after the fifth anniversary of the delivery date of the Golar Eskimo. The minimum contractual future revenues above assume that this option will not be exercised.

All our vessels are held for contractual future leasing, as such the cost and accumulated depreciation of vessels, all relates to arrangements under third party operating leases. For arrangements where operating costs are borne by the charterer on a pass through basis, the pass through of operating costs is reflected in both revenue and expenses.

The components of operating lease income were as follows:

(in thousands of $)	Three Months Ended September 30, 2019	Nine Months Ended September 30, 2019
Operating lease income	73,794	218,683
Variable lease income (1)	—	1,393
Total operating lease income	73,794	220,076
(1)‘Variable lease income’ is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable leases.